Share-Based Compensation - Schedule of Fair Values of the Options Granted are Estimated (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Expected dividend yield
Exercise multiple (in Dollars per share)
Expected terms	10 years	10 years
Minimum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	3.56%	1.65%
Volatility	35.62%	36.92%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.2
Fair value of underlying ordinary share (in Dollars per share)	$ 6.32	$ 0.81
Maximum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	5.00%	3.90%
Volatility	36.17%	39.48%
Exercise multiple (in Dollars per share)	$ 2.8	$ 2.8
Fair value of underlying ordinary share (in Dollars per share)	$ 13.04	$ 0.94